INTANGIBLE ASSETS (Detail Narrative) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Development costs	$ 212,625	$ 79,808